Notes Payable - Schedule of Fair Value Assumptions Used (Details) (10-K)	12 Months Ended
Dec. 31, 2019
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value of measurement inputs, percentage	1.55%
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value of measurement inputs, percentage	1.62%
Expected Term (Years) [Member] | Minimum [Member]
Fair value of measurement inputs, term	3 months 11 days
Expected Term (Years) [Member] | Maximum [Member]
Fair value of measurement inputs, term	4 years 9 months 14 days
Expected Volatility [Member] | Minimum [Member]
Fair value of measurement inputs, percentage	46.69%
Expected Volatility [Member] | Maximum [Member]
Fair value of measurement inputs, percentage	52.54%
Expected Dividends [Member]
Fair value of measurement inputs, percentage	0.00%